Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 60.6%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	13,968	$ 714,324
RTX Corp.	58,280	5,124,560
Textron, Inc.	36,099	2,807,419

		8,646,303

Air Freight & Logistics - 0.7%
FedEx Corp.	8,244	2,225,468
United Parcel Service, Inc., Class B	33,758	6,317,134

		8,542,602

Automobile Components - 0.1%
Aptiv PLC (A)	14,668	1,605,999

Automobiles - 1.0%
Tesla, Inc. (A)	45,313	12,118,056

Banks - 2.3%
Bank of America Corp.	256,385	8,204,320
Citigroup, Inc.	54,263	2,586,175
Fifth Third Bancorp	62,179	1,809,409
Truist Financial Corp.	102,116	3,392,293
US Bancorp	96,637	3,834,556
Wells Fargo & Co.	140,236	6,473,294

		26,300,047

Beverages - 1.6%
Coca-Cola Co.	135,611	8,398,389
Constellation Brands, Inc., Class A	9,034	2,464,475
Monster Beverage Corp. (A)	24,247	1,393,960
PepsiCo, Inc.	31,577	5,919,425

		18,176,249

Biotechnology - 1.7%
AbbVie, Inc.	57,477	8,597,410
Biogen, Inc. (A)	7,397	1,998,595
BioMarin Pharmaceutical, Inc. (A)	5,621	494,254
Neurocrine Biosciences, Inc. (A)	3,875	394,824
Regeneron Pharmaceuticals, Inc. (A)	5,048	3,745,162
Sarepta Therapeutics, Inc. (A)	5,714	619,340
Vertex Pharmaceuticals, Inc. (A)	11,685	4,117,093

		19,966,678

Broadline Retail - 2.2%
Amazon.com, Inc. (A)	189,675	25,355,754

Building Products - 0.5%
Masco Corp.	28,372	1,721,613
Trane Technologies PLC	22,700	4,527,288

		6,248,901

Capital Markets - 1.6%
Charles Schwab Corp.	12,835	848,394
CME Group, Inc.	22,801	4,536,487
Intercontinental Exchange, Inc.	24,889	2,857,257
Morgan Stanley	37,819	3,462,708
Raymond James Financial, Inc.	20,150	2,217,910
S&P Global, Inc.	8,477	3,344,261
State Street Corp.	13,981	1,012,784

		18,279,801

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.3%
Air Products & Chemicals, Inc.	7,210	$ 2,201,429
Dow, Inc.	46,907	2,648,838
Eastman Chemical Co.	21,117	1,807,193
Linde PLC	12,435	4,857,982
LyondellBasell Industries NV, Class A	13,886	1,372,770
PPG Industries, Inc.	13,416	1,930,562

		14,818,774

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,955	1,483,528

Communications Equipment - 0.1%
Motorola Solutions, Inc.	4,727	1,354,900

Consumer Finance - 0.1%
American Express Co.	9,756	1,647,593

Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp.	12,879	7,220,869
Walmart, Inc.	20,123	3,216,863

		10,437,732

Distributors - 0.1%
LKQ Corp.	11,249	616,333

Diversified Telecommunication Services - 0.0% (B)
AT&T, Inc.	22,751	330,345

Electric Utilities - 0.8%
Constellation Energy Corp.	7,388	714,050
NextEra Energy, Inc.	78,671	5,766,584
PG&E Corp. (A)	170,504	3,002,576

		9,483,210

Electrical Equipment - 0.4%
Eaton Corp. PLC	22,882	4,698,132

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	23,128	784,964
Keysight Technologies, Inc. (A)	4,522	728,404

		1,513,368

Energy Equipment & Services - 0.1%
Baker Hughes Co.	32,169	1,151,328

Entertainment - 0.4%
Netflix, Inc. (A)	10,740	4,714,538

Financial Services - 2.7%
Berkshire Hathaway, Inc., Class B (A)	28,496	10,029,452
FleetCor Technologies, Inc. (A)	10,102	2,514,489
Mastercard, Inc., Class A	27,072	10,673,948
Visa, Inc., Class A	32,350	7,690,566

		30,908,455

Food Products - 0.3%
Mondelez International, Inc., Class A	43,195	3,202,045

Ground Transportation - 0.6%
CSX Corp.	43,528	1,450,353
Norfolk Southern Corp.	8,144	1,902,357
Uber Technologies, Inc. (A)	29,263	1,447,348
Union Pacific Corp.	10,268	2,382,381

		7,182,439

Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	38,541	$ 4,290,769
Baxter International, Inc.	42,136	1,905,811
Boston Scientific Corp. (A)	57,527	2,982,775
Dexcom, Inc. (A)	7,073	881,013
Intuitive Surgical, Inc. (A)	9,290	3,013,676
Medtronic PLC	25,985	2,280,444
ResMed, Inc.	2,522	560,767
Stryker Corp.	5,883	1,667,301

		17,582,556

Health Care Providers & Services - 1.8%
Centene Corp. (A)	28,488	1,939,748
CVS Health Corp.	13,659	1,020,191
Elevance Health, Inc.	6,871	3,240,570
Humana, Inc.	3,743	1,709,914
McKesson Corp.	3,337	1,342,809
UnitedHealth Group, Inc.	22,240	11,261,669

		20,514,901

Health Care REITs - 0.2%
Ventas, Inc.	54,129	2,626,339

Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (A)	1,556	4,622,565
Chipotle Mexican Grill, Inc. (A)	2,226	4,368,035
Domino’s Pizza, Inc.	2,341	928,768
Expedia Group, Inc. (A)	18,806	2,304,299
Marriott International, Inc., Class A	11,950	2,411,630
Royal Caribbean Cruises Ltd. (A)	3,832	418,110
Yum! Brands, Inc.	18,748	2,581,037

		17,634,444

Household Durables - 0.2%
Lennar Corp., Class A	5,116	648,862
Toll Brothers, Inc.	11,073	889,494
Whirlpool Corp.	2,713	391,378

		1,929,734

Household Products - 0.7%
Church & Dwight Co., Inc.	15,894	1,520,579
Colgate-Palmolive Co.	20,002	1,525,353
Procter & Gamble Co.	30,468	4,762,148

		7,808,080

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	37,727	7,323,942

Industrial REITs - 0.4%
Prologis, Inc.	37,938	4,732,765

Insurance - 1.1%
Aflac, Inc.	20,428	1,477,762
Chubb Ltd.	1,701	347,701
Globe Life, Inc.	17,832	2,000,216
MetLife, Inc.	697	43,890
Progressive Corp.	40,788	5,138,472
Travelers Cos., Inc.	22,412	3,868,535

		12,876,576

Interactive Media & Services - 3.6%
Alphabet, Inc., Class A (A)	108,880	14,450,554
Alphabet, Inc., Class C (A)	90,503	12,046,854
Meta Platforms, Inc., Class A (A)	47,134	15,016,892

		41,514,300

	Shares	Value
COMMON STOCKS (continued)
IT Services - 0.7%
Accenture PLC, Class A	16,671	$ 5,273,871
Cognizant Technology Solutions Corp., Class A	39,416	2,602,638

		7,876,509

Life Sciences Tools & Services - 0.9%
Danaher Corp.	16,820	4,290,109
Thermo Fisher Scientific, Inc.	11,575	6,350,740

		10,640,849

Machinery - 1.2%
Deere & Co.	12,300	5,284,080
Dover Corp.	11,025	1,609,319
Otis Worldwide Corp.	31,178	2,835,951
Parker-Hannifin Corp.	9,764	4,003,338

		13,732,688

Media - 0.8%
Charter Communications, Inc., Class A (A)	8,757	3,548,249
Comcast Corp., Class A	115,792	5,240,746

		8,788,995

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	25,449	1,136,298
Nucor Corp.	6,690	1,151,282

		2,287,580

Multi-Utilities - 0.7%
Ameren Corp.	8,355	715,773
CenterPoint Energy, Inc.	54,265	1,632,834
CMS Energy Corp.	13,024	795,376
Dominion Energy, Inc.	22,661	1,213,496
Public Service Enterprise Group, Inc.	64,563	4,075,216

		8,432,695

Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	20,500	3,355,030
ConocoPhillips	57,687	6,790,914
Diamondback Energy, Inc.	26,188	3,858,016
EOG Resources, Inc.	38,278	5,072,983
Exxon Mobil Corp.	81,725	8,764,189
Marathon Oil Corp.	53,461	1,404,421

		29,245,553

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	11,931	551,928
Southwest Airlines Co.	32,355	1,105,247

		1,657,175

Personal Care Products - 0.0% (B)
Kenvue, Inc. (A)	6,576	155,720

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	94,334	5,866,631
Eli Lilly & Co.	13,654	6,206,426
Johnson & Johnson	49,703	8,326,744
Merck & Co., Inc.	31,249	3,332,706

		23,732,507

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	5,385	652,016
Leidos Holdings, Inc.	15,749	1,473,004

		2,125,020

Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.4%
Equity LifeStyle Properties, Inc.	18,344	$ 1,305,726
Sun Communities, Inc.	11,686	1,522,686
UDR, Inc.	36,135	1,477,199

		4,305,611

Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (A)	51,368	5,876,499
Analog Devices, Inc.	31,180	6,221,346
Broadcom, Inc.	1,342	1,205,988
Lam Research Corp.	8,993	6,461,381
NVIDIA Corp.	45,316	21,175,714
NXP Semiconductors NV	29,034	6,474,001
Qorvo, Inc. (A)	12,616	1,388,012
Teradyne, Inc.	15,987	1,805,572
Texas Instruments, Inc.	40,926	7,366,680

		57,975,193

Software - 6.1%
Adobe, Inc. (A)	16,177	8,835,392
Cadence Design Systems, Inc. (A)	5,608	1,312,328
DocuSign, Inc. (A)	4,878	262,534
Intuit, Inc.	9,010	4,610,417
Microsoft Corp.	144,112	48,410,103
Oracle Corp.	26,424	3,097,686
Salesforce, Inc. (A)	11,534	2,595,265
ServiceNow, Inc. (A)	2,997	1,747,251

		70,870,976

Specialized REITs - 0.4%
Equinix, Inc.	2,440	1,976,205
SBA Communications Corp.	10,193	2,231,757

		4,207,962

Specialty Retail - 1.7%
AutoNation, Inc. (A)	7,833	1,260,956
AutoZone, Inc. (A)	1,467	3,640,683
Best Buy Co., Inc.	26,549	2,204,895
Burlington Stores, Inc. (A)	6,287	1,116,697
Lowe’s Cos., Inc.	31,856	7,462,905
O’Reilly Automotive, Inc. (A)	1,136	1,051,697
TJX Cos., Inc.	27,405	2,371,355

		19,109,188

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	272,448	53,522,410
Seagate Technology Holdings PLC	34,401	2,184,463

		55,706,873

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	29,038	3,205,505

Tobacco - 0.3%
Altria Group, Inc.	22,509	1,022,359
Philip Morris International, Inc.	20,153	2,009,657

		3,032,016

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	11,359	1,564,929

Total Common Stocks (Cost $368,384,003)		701,980,291

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month Term SOFR + 6.63%, 12.00% (C)	29,988	$ 869,352

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C)	960	22,560

Total Preferred Stocks (Cost $872,517)		891,912

	Principal	Value
ASSET-BACKED SECURITIES - 2.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (D)	$ 143,504	140,837
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (D)	226,089	203,541
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (D)	103,581	101,011
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (D)	1,027,321	1,014,848
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%, 6.57% (C), 10/18/2030 (D)	2,436,515	2,426,893
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (D)	62,500	59,233
Ford Credit Auto Owner Trust
Series 2019-1, Class A,
3.52%, 07/15/2030 (D)	770,000	762,563
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	480,000	478,276
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (D)	753,279	569,399
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (D)	880,112	669,669
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (D)	1,153,579	916,772
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.79% (C), 10/20/2034 (D)	2,200,000	2,164,015
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (D)	230,347	226,588
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (D)	631,231	540,060
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (D)	24,677	24,285

Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (D)	$ 424,011	$ 385,057
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (D)	79,171	75,711
Series 2023-1A, Class A,
4.93%, 10/20/2040 (D)	858,206	841,336
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (D)	1,950,000	1,944,593
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (D)	1,900,000	1,884,461
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month Term SOFR + 1.45%, 6.78% (C), 01/20/2031 (D)	777,420	775,751
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (D)	137,052	132,207
Series 2018-A, Class A,
3.10%, 11/08/2030 (D)	25,117	24,855
Series 2018-A, Class B,
3.35%, 11/08/2030 (D)	20,550	20,241
Series 2019-A, Class A,
3.06%, 04/09/2038 (D)	183,497	175,891
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.69% (C), 07/20/2030 (D)	1,576,696	1,573,116
Sierra Timeshare Receivables Funding LLC
5.80%, 04/20/2040 (D)	880,000	883,802
Series 2020-2A, Class A,
1.33%, 07/20/2037 (D)	165,594	153,646
Series 2021-1A, Class A,
0.99%, 11/20/2037 (D)	517,882	480,386
Series 2023-1A, Class A,
5.20%, 01/20/2040 (D)	1,245,710	1,224,414
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (D)	1,300,000	1,211,492
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (D)	794,000	791,818
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month Term SOFR + 1.40%, 6.73% (C), 10/20/2028 (D)	239,166	238,491

Total Asset-Backed Securities (Cost $24,210,364)		23,115,258

CORPORATE DEBT SECURITIES - 13.0%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	1,494,000	1,132,461
5.15%, 05/01/2030	872,000	863,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
HEICO Corp.
5.35%, 08/01/2033	$ 678,000	$ 673,696
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,103,000	933,547

		3,603,654

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031	1,760,000	1,372,581

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	554,000	473,882
BorgWarner, Inc.
3.38%, 03/15/2025	572,000	550,919

		1,024,801

Automobiles - 0.4%
BMW US Capital LLC
2.80%, 04/11/2026 (D)	806,000	762,250
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,399,623
General Motors Co.
6.25%, 10/02/2043	262,000	257,175
General Motors Financial Co., Inc.
5.00%, 04/09/2027	755,000	741,286
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (D)	661,000	678,208
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (D)	644,000	554,218

		4,392,760

Banks - 2.1%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	872,000	817,626
Fixed until 04/25/2033, 5.29% (C), 04/25/2034	2,255,000	2,234,586
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	1,291,000	1,324,940
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	812,000	823,632
Commerzbank AG
8.13%, 09/19/2023 (D)	1,955,000	1,952,657
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (C), 11/26/2025	427,000	411,176
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	907,000	873,092
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (C), 07/27/2029	247,000	251,340
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (C), 02/24/2033	1,232,000	1,037,490
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	420,000	410,359
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (D)	1,667,000	1,772,529
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	1,512,000	1,360,926
Fixed until 02/01/2027, 3.78% (C), 02/01/2028	507,000	480,349

Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 06/01/2033, 5.35% (C), 06/01/2034	$ 866,000	$ 871,281
Fixed until 09/14/2032, 5.72% (C), 09/14/2033	1,013,000	1,027,940
Northern Trust Corp.
6.13%, 11/02/2032	1,247,000	1,298,144
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (C), 01/24/2034	876,000	845,653
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	1,300,000	1,241,953
Fixed until 06/08/2033, 5.87% (C), 06/08/2034	448,000	451,566
UBS Group AG
Fixed until 09/11/2024, 2.59% (C), 09/11/2025 (D)	772,000	740,683
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (D)	1,477,000	1,540,958
US Bancorp
Fixed until 06/10/2033, 5.84% (C), 06/12/2034	1,170,000	1,185,490
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	1,185,000	1,189,969
Fixed until 06/15/2024 (E), 5.90% (C)	513,000	507,716

		24,652,055

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	888,000	788,878
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	518,160
3.70%, 12/06/2026	152,000	145,456
Diageo Capital PLC
5.50%, 01/24/2033	471,000	495,403

		1,947,897

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	383,794
4.05%, 11/21/2039	733,000	637,084
Amgen, Inc.
2.00%, 01/15/2032	440,000	348,017
5.60%, 03/02/2043	473,000	469,696
CSL Finance PLC
4.63%, 04/27/2042 (D)	513,000	469,946
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	151,581
Royalty Pharma PLC
2.20%, 09/02/2030	683,000	549,455

		3,009,573

Building Products - 0.2%
Carlisle Cos., Inc.
2.20%, 03/01/2032	784,000	620,070
3.75%, 12/01/2027	610,000	576,096
Lowe’s Cos., Inc.
3.75%, 04/01/2032	836,000	757,510

		1,953,676

Capital Markets - 0.3%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	1,449,000	1,489,433

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 04/21/2033, 5.25% (C), 04/21/2034	$ 197,000	$ 194,209
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	593,000	592,276
Fixed until 10/18/2032, 6.34% (C), 10/18/2033	791,000	840,836

		3,116,754

Chemicals - 0.1%
FMC Corp.
5.65%, 05/18/2033	476,000	458,975
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (D)	928,000	738,780
Nutrien Ltd.
4.90%, 03/27/2028	514,000	505,078

		1,702,833

Commercial Services & Supplies - 0.6%
ADT Security Corp.
4.13%, 08/01/2029 (D)	793,000	687,927
Ashtead Capital, Inc.
4.25%, 11/01/2029 (D)	414,000	377,869
5.55%, 05/30/2033 (D)	628,000	610,291
Element Fleet Management Corp.
6.27%, 06/26/2026 (D)	1,327,000	1,332,921
General Electric Co.
4.13%, 10/09/2042	494,000	404,416
4.50%, 03/11/2044	826,000	728,480
Quanta Services, Inc.
2.90%, 10/01/2030	499,000	424,010
Republic Services, Inc.
5.00%, 04/01/2034	685,000	679,750
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	1,623,000	1,259,011

		6,504,675

Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (D)	1,001,000	789,792
Sysco Corp.
3.30%, 07/15/2026	945,000	899,337

		1,689,129

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	665,000	593,848

Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033 (D)	475,000	477,759

Diversified REITs - 0.6%
American Tower Trust #1
3.65%, 03/23/2028 (D)	508,000	471,262
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,152,000	835,275
SBA Tower Trust
1.63%, 05/15/2051 (D)	2,058,000	1,786,611
1.88%, 07/15/2050 (D)	746,000	671,670
2.84%, 01/15/2050 (D)	2,715,000	2,586,053
VICI Properties LP
4.95%, 02/15/2030	1,256,000	1,188,216

		7,539,087

Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.
6.88%, 11/15/2028	$ 135,000	$ 143,154
Verizon Communications, Inc.
1.68%, 10/30/2030	976,000	766,394
2.99%, 10/30/2056	1,656,000	1,017,926

		1,927,474

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	736,000	706,175
Black Hills Corp.
4.25%, 11/30/2023	587,000	583,354
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	115,279
CMS Energy Corp.
3.88%, 03/01/2024	65,000	64,241
4.88%, 03/01/2044	141,000	128,219
DTE Electric Co.
4.30%, 07/01/2044	1,430,000	1,223,720
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,717,000	1,444,373
Duke Energy Progress LLC
3.60%, 09/15/2047	1,237,000	939,415
Entergy Arkansas LLC
3.70%, 06/01/2024	192,000	188,634
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	70,000	70,196
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	482,273
PacifiCorp
3.60%, 04/01/2024	833,000	820,999
Public Service Electric & Gas Co.
3.00%, 05/15/2025	424,000	407,187

		7,174,065

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	886,000	721,163
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	713,304
Sensata Technologies BV
4.00%, 04/15/2029 (D)	200,000	176,748
Sensata Technologies, Inc.
4.38%, 02/15/2030 (D)	403,000	358,255
Trimble, Inc.
6.10%, 03/15/2033	722,000	732,784

		2,702,254

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (D)	1,207,000	1,147,407
Schlumberger Investment SA
3.65%, 12/01/2023	98,000	97,310

		1,244,717

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,120,000	1,074,881
4.50%, 09/15/2023	169,000	168,639
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	677,000	608,091
5.50%, 12/15/2024 (D)	1,296,000	1,273,193

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (D)	$ 969,000	$ 910,560
5.50%, 01/15/2026 (D)	1,240,000	1,208,127

		5,243,491

Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	957,000	808,544
Cargill, Inc.
5.13%, 10/11/2032 (D)	527,000	531,888
Viterra Finance BV
4.90%, 04/21/2027 (D)	878,000	849,183

		2,189,615

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	600,000	553,379
5.75%, 12/06/2052 (D)	200,000	208,964
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	412,000	422,562

		1,184,905

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	875,000	730,849
3.38%, 02/15/2030	510,000	438,640
Cigna Group
2.40%, 03/15/2030	862,000	730,332
CVS Health Corp.
2.70%, 08/21/2040	858,000	594,465
5.25%, 01/30/2031	323,000	322,671
Elevance Health, Inc.
2.25%, 05/15/2030	721,000	603,711
5.13%, 02/15/2053	496,000	476,654
HCA, Inc.
4.13%, 06/15/2029	520,000	482,073
5.25%, 04/15/2025	230,000	227,979
5.50%, 06/15/2047	527,000	491,320
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	532,000	467,676
Molina Healthcare, Inc.
4.38%, 06/15/2028 (D)	362,000	331,953
UnitedHealth Group, Inc.
5.20%, 04/15/2063	769,000	756,343

		6,654,666

Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	951,000	740,876
Ventas Realty LP
3.25%, 10/15/2026	930,000	857,287

		1,598,163

Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	417,000	399,336
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,176,000	978,176

		1,377,512

Insurance - 0.6%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	1,133,000	1,118,115
Equitable Holdings, Inc.
5.59%, 01/11/2033	1,284,000	1,268,888

Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Global Atlantic Finance Co.
7.95%, 06/15/2033 (D)	$ 1,163,000	$ 1,164,476
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (D)	600,000	599,250
Ohio National Financial Services, Inc.
6.80%, 01/24/2030 (D)	1,642,000	1,526,240
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	977,000	834,755

		6,511,724

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	1,990,000	1,965,622
Meta Platforms, Inc.
4.80%, 05/15/2030	775,000	777,066
Tencent Holdings Ltd.
3.28%, 04/11/2024 (D)	742,000	729,453

		3,472,141

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	57,000	47,987
3.80%, 02/15/2028	685,000	643,543

		691,530

Machinery - 0.1%
CNH Industrial Capital LLC
4.55%, 04/10/2028	710,000	688,585

Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	562,000	425,256
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (D)	827,000	759,608
Comcast Corp.
2.94%, 11/01/2056	372,000	239,203
NBCUniversal Media LLC
4.45%, 01/15/2043	456,000	405,986
Paramount Global
4.20%, 05/19/2032 (F)	340,000	282,694

		2,112,747

Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (D)	1,293,000	1,234,588
ArcelorMittal SA
6.55%, 11/29/2027	1,054,000	1,088,250
Glencore Funding LLC
2.63%, 09/23/2031 (D)	837,000	671,289

		2,994,127

Office REITs - 0.1%
Corporate Office Properties LP
2.25%, 03/15/2026	314,000	279,477
Highwoods Realty LP
4.13%, 03/15/2028	482,000	432,670
Office Properties Income Trust
3.45%, 10/15/2031	191,000	100,484

		812,631

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	$ 390,000	$ 337,023
Chevron USA, Inc.
3.25%, 10/15/2029	654,000	604,582
Energy Transfer LP
4.90%, 02/01/2024	356,000	353,360
5.15%, 02/01/2043	559,000	479,278
5.55%, 02/15/2028	445,000	446,759
5.95%, 10/01/2043	499,000	469,423
7.60%, 02/01/2024	397,000	398,424
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,656,000	1,388,431
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	772,000	764,913
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,184,000	1,177,784
ONEOK, Inc.
6.10%, 11/15/2032	1,043,000	1,063,562
Ovintiv, Inc.
6.25%, 07/15/2033	689,000	695,267
Petroleos Mexicanos
6.50%, 01/23/2029 (F)	385,000	320,068
6.84%, 01/23/2030	892,000	719,058
6.88%, 08/04/2026	340,000	316,534
7.69%, 01/23/2050	95,000	65,957
Pioneer Natural Resources Co.
2.15%, 01/15/2031	871,000	712,658
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	637,000	562,416
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	573,000	544,774
Shell International Finance BV
2.50%, 09/12/2026	714,000	666,043
3.75%, 09/12/2046	351,000	284,157
Western Midstream Operating LP
6.15%, 04/01/2033	703,000	712,940
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	88,981

		13,172,392

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	535,688	481,870
United Airlines Pass-Through Trust
3.75%, 03/03/2028	558,528	524,659

		1,006,529

Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	448,000	421,447
Kenvue, Inc.
5.00%, 03/22/2030 (D)	1,149,000	1,157,910

		1,579,357

Pharmaceuticals - 0.2%
Bayer US Finance II LLC
4.38%, 12/15/2028 (D)	716,000	684,325
Merck & Co., Inc.
5.00%, 05/17/2053	911,000	913,025

Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	$ 765,000	$ 758,127
Viatris, Inc.
2.30%, 06/22/2027	425,000	373,274

		2,728,751

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	879,000	840,425
5.10%, 12/15/2027	840,000	832,979

		1,673,404

Residential REITs - 0.0% (B)
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	513,000	463,169

Retail REITs - 0.1%
Realty Income Corp.
4.90%, 07/15/2033	750,000	720,954
Simon Property Group LP
5.50%, 03/08/2033	707,000	705,790

		1,426,744

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,238,000	1,163,535
Broadcom, Inc.
1.95%, 02/15/2028 (D)	464,000	400,661
Foundry JV Holdco LLC
5.88%, 01/25/2034 (D)	709,000	700,800
KLA Corp.
3.30%, 03/01/2050	730,000	540,093
Microchip Technology, Inc.
0.98%, 09/01/2024	684,000	649,191
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	401,000	266,168
3.40%, 05/01/2030	656,000	580,845
QUALCOMM, Inc.
3.25%, 05/20/2050	487,000	366,020
Skyworks Solutions, Inc.
1.80%, 06/01/2026	379,000	338,966
TSMC Global Ltd.
1.38%, 09/28/2030 (D)	1,611,000	1,261,257

		6,267,536

Software - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	120,870
Fiserv, Inc.
5.45%, 03/02/2028	733,000	740,220
Infor, Inc.
1.75%, 07/15/2025 (D)	945,000	867,113
Oracle Corp.
3.65%, 03/25/2041	601,000	460,151
6.90%, 11/09/2052	951,000	1,060,172
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (D)	763,000	341,283
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,217,000	1,175,424
Workday, Inc.
3.50%, 04/01/2027	944,000	896,297

		5,661,530

Specialized REITs - 0.1%
Weyerhaeuser Co.
4.00%, 04/15/2030	1,001,000	922,124

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.1%
BAT Capital Corp.
2.26%, 03/25/2028	$ 971,000	$ 838,893
Philip Morris International, Inc.
5.63%, 11/17/2029	807,000	824,945

		1,663,838

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	261,738
Sprint LLC
7.88%, 09/15/2023	640,000	640,497
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	729,653
3.88%, 04/15/2030	684,000	628,444

		2,260,332

Total Corporate Debt Securities (Cost $164,877,825)		150,987,135

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.1%
Brazil Government International Bonds
4.25%, 01/07/2025	330,000	323,320

Chile - 0.0% (B)
Chile Government International Bonds
3.50%, 01/25/2050	400,000	300,440

Colombia - 0.1%
Colombia Government International Bonds
4.00%, 02/26/2024	235,000	231,477
4.50%, 01/28/2026	850,000	817,108

		1,048,585

Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (D)	1,035,000	1,028,818
5.38%, 10/17/2023 (D)	115,000	114,712

		1,143,530

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,066,976

Panama - 0.0% (B)
Panama Government International Bonds
3.88%, 03/17/2028	315,000	297,162

Total Foreign Government Obligations (Cost $4,441,419)		4,180,013

MORTGAGE-BACKED SECURITIES - 2.3%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (D)	409,594	356,807
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (C), 11/05/2036 (D)	3,045,000	19,552
CIM Trust
Series 2021-R6, Class A1,
1.43% (C), 07/25/2061 (D)	1,675,603	1,425,689
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	68,151	67,879

Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	$ 220,000	$ 218,014
Series 2015-GC27, Class B,
3.77%, 02/10/2048	1,250,000	1,158,898
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (D)	157,452	149,342
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	377,653	376,933
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,387,733
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	3,050,000	2,847,719
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D)	1,418,899	1,133,360
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (D)	1,149,545	990,507
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (D)	1,250,000	1,190,703
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (D)	700,000	653,767
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (C), 04/25/2058 (D)	61,036	58,184
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (D)	78,979	72,411
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	39,502	36,806
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	97,463	89,798
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	75,310	68,779
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (D)	168,287	155,440
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (D)	109,342	102,095
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	118,818	107,469
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (D)	150,019	136,848
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	337,844	315,698
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (D)	757,697	706,860
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	477,629	447,890
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	348,802	323,163
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (D)	174,545	163,986
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	250,130	233,417
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	899,456	824,904
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	799,044	734,603
OBX Trust
Series 2023-NQM4, Class A1,
6.11%, 03/25/2063 (C) (D)	867,083	862,652

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (D)	$ 938,000	$ 866,212
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	54,789	54,044
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (D)	48,222	47,745
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	58,009	56,394
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (D)	393,907	370,902
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	201,920	190,995
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	263,472	252,471
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (D)	599,019	569,660
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	1,236,097	1,127,851
Series 2019-1, Class A1,
3.75% (C), 03/25/2058 (D)	674,086	630,280
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	1,015,169	881,867
Series 2021-1, Class A1,
2.25% (C), 11/25/2061 (D)	1,945,090	1,735,009
Series 2023-1, Class A1,
3.75%, 01/25/2063 (D)	1,387,527	1,267,971
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (D)	17,746	16,492

Total Mortgage-Backed Securities (Cost $29,439,491)		26,485,799

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.8%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	97,474	97,451
5.50%, 06/01/2041	42,235	43,316
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,055,547
2.81%, 01/25/2025	1,739,010	1,675,265
2.89%, 06/25/2027	209,784	205,967
3.01%, 07/25/2025	2,408,000	2,308,385
3.06% (C), 08/25/2024	1,755,578	1,713,814
3.49%, 01/25/2024	1,096,915	1,086,132
Federal National Mortgage Association
3.33% (C), 10/25/2023	26,695	26,545
3.50%, 07/01/2028 - 11/01/2028	100,277	96,229
12-Month LIBOR + 1.52%, 3.83% (C), 02/01/2043	15,929	15,455
4.00%, 04/01/2026 - 06/01/2042	31,637	30,291
4.50%, 02/01/2025 - 08/01/2052	2,099,978	2,011,071
5.00%, 04/01/2039 - 04/01/2053	6,411,256	6,275,003
5.50%, 10/01/2036 - 03/01/2053	2,515,943	2,513,157
6.00%, 08/01/2036 - 06/01/2041	528,811	547,009
6.50%, 05/01/2040	47,533	49,407
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.64% (C), 02/16/2053	222,782	3,493
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	867,559

Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
TBA, 2.00%, 08/01/2038 - 08/01/2053 (G)	$ 13,890,000	$ 11,807,760
TBA, 2.50%, 08/01/2038 - 08/01/2053 (G)	25,169,000	21,467,775
TBA, 3.00%, 08/01/2038 - 08/01/2053 (G)	20,597,000	18,160,842
TBA, 3.50%, 08/01/2038 - 08/01/2053 (G)	16,319,000	14,919,537
TBA, 4.00%, 08/01/2053 (G)	8,632,000	8,057,770
TBA, 4.50%, 08/01/2053 (G)	7,917,000	7,579,909
TBA, 5.50%, 08/01/2053 (G)	10,131,000	10,063,005

Total U.S. Government Agency Obligations (Cost $115,139,160)		113,677,694

U.S. GOVERNMENT OBLIGATIONS - 10.0%
U.S. Treasury - 9.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	4,168,000	2,266,513
1.88%, 02/15/2051 - 11/15/2051	5,715,000	3,656,168
2.00%, 02/15/2050	1,799,000	1,194,578
2.25%, 08/15/2046 - 02/15/2052	5,391,000	3,792,957
2.38%, 02/15/2042 - 05/15/2051	4,411,000	3,313,989
2.50%, 02/15/2045 - 05/15/2046	7,240,000	5,438,071
2.75%, 08/15/2042 - 11/15/2047	4,932,900	3,917,074
2.88%, 08/15/2045 - 05/15/2049	2,261,600	1,815,451
3.00%, 05/15/2042 - 08/15/2052	3,912,300	3,217,858
3.13%, 02/15/2042 - 05/15/2048	5,504,600	4,730,393
3.63%, 02/15/2044 - 05/15/2053	6,516,400	6,040,303
3.88%, 02/15/2043	730,000	696,466
4.00%, 11/15/2052	914,000	911,429
5.25%, 02/15/2029	780,000	819,031
U.S. Treasury Notes
0.25%, 08/31/2025	3,188,000	2,900,084
0.63%, 05/15/2030 - 08/15/2030	5,821,000	4,617,954
0.88%, 06/30/2026	435,200	392,615
1.13%, 02/15/2031	1,272,000	1,039,661
1.38%, 11/15/2031	2,913,000	2,381,719
1.50%, 01/31/2027 - 02/15/2030	3,789,100	3,292,403
1.63%, 02/15/2026 - 05/15/2031	13,736,600	11,959,068
1.88%, 02/15/2032	1,897,800	1,610,610
2.25%, 11/15/2025 - 11/15/2027	1,853,600	1,727,684
2.50%, 05/31/2024	367,000	358,312
2.63%, 02/15/2029	653,500	603,594
2.75%, 05/15/2025 - 02/15/2028	3,602,000	3,391,151
2.88%, 05/15/2028 - 05/15/2032	8,324,600	7,778,887
3.38%, 05/15/2033	9,175,400	8,745,303
3.50%, 01/31/2028 - 02/15/2033	5,454,000	5,280,309
3.63%, 05/31/2028	4,552,000	4,440,334
3.88%, 11/30/2027	1,051,400	1,034,602
4.13%, 09/30/2027 - 11/15/2032	2,467,200	2,483,938

		105,848,509

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,320,732	1,564,545
1.75%, 01/15/2028	1,088,693	1,077,816
2.50%, 01/15/2029	3,917,224	4,043,768
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	2,996,063	2,687,475

		9,373,604

Total U.S. Government Obligations (Cost $129,933,712)		115,222,113

	Principal	Value
COMMERCIAL PAPER - 7.2%
Banks - 3.0%
Australia & New Zealand Banking Group Ltd.
5.80% (H), 01/08/2024 (D)	$ 4,000,000	$ 3,902,541
Bedford Row Funding Corp.
5.78% (H), 01/09/2024 (D)	4,500,000	4,386,722
Lloyds Bank PLC
5.85% (H), 01/29/2024	4,800,000	4,661,195
Macquarie Bank Ltd.
5.21% (H), 08/14/2023 (D)	3,000,000	2,993,740
5.37% (H), 09/01/2023 (D)	1,250,000	1,244,023
National Bank of Canada
5.10% (H), 08/01/2023 (D)	4,750,000	4,749,299
Skandinaviska Enskilda Banken AB
5.71% (H), 12/13/2023 (D)	3,050,000	2,987,448
Svenska Handelsbanken AB
5.85% (H), 01/24/2024 (D)	3,000,000	2,917,238
Toronto-Dominion Bank
5.38% (H), 09/06/2023 (D)	4,750,000	4,724,179
Westpac Securities NZ Ltd.
5.38% (H), 09/05/2023 (D)	2,310,000	2,297,870

		34,864,255

Financial Services - 3.6%
Anglesea Funding LLC
5.14% (H), 08/03/2023 (D)	4,250,000	4,248,113
Barton Capital SA
5.64% (H), 10/24/2023 (D)	4,200,000	4,145,657
CAFCO LLC
5.33% (H), 08/28/2023 (D)	4,250,000	4,232,223
Chariot Funding LLC
5.61% (H), 10/10/2023 (D)	4,235,000	4,189,446
Fairway Finance Co. LLC
5.46% (H), 11/10/2023 (D)	4,250,000	4,183,831
Glencove Funding LLC
5.29% (H), 08/17/2023 (D)	4,500,000	4,488,625
LMA-Americas LLC
5.19% (H), 08/11/2023 (D)	2,500,000	2,495,886
Mont Blanc Capital Corp.
5.42% (H), 09/13/2023 (D)	3,344,000	3,321,958
Ridgefield Funding Co. LLC
5.19% (H), 08/10/2023 (D)	5,000,000	4,992,578
Thunder Bay Funding LLC
5.47% (H), 11/15/2023 (D)	1,500,000	1,475,537
Victory Receivables Corp.
5.50% (H), 11/07/2023 (D)	3,710,000	3,653,937

		41,427,791

Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC
5.36% (H), 09/05/2023 (D)	4,500,000	4,475,790

Software - 0.2%
Manhattan Asset Funding Co. LLC
5.75% (H), 01/09/2024 (D)	2,800,000	2,728,785

Total Commercial Paper (Cost $83,524,534)		83,496,621

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bills
4.96% (H), 09/07/2023	2,416,000	2,402,926
5.18% (H), 09/07/2023	406,000	403,803
5.23% (H), 09/14/2023	3,540,000	3,517,231

Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
5.30% (H), 09/07/2023	$ 1,761,000	$ 1,751,471
5.40% (H), 10/19/2023	2,967,000	2,932,728

Total Short-Term U.S. Government Obligations (Cost $11,010,407)		11,008,159

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (H)	618,800	618,800

Total Other Investment Company (Cost $618,800)		618,800

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 2.50% (H), dated 07/31/2023, to be repurchased at $21,134,364 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $21,555,742.	$ 21,132,897	21,132,897

Total Repurchase Agreement (Cost $21,132,897)		21,132,897

Total Investments (Cost $953,585,129)		1,252,796,692
Net Other Assets (Liabilities) - (8.2)%		(94,967,224)

Net Assets - 100.0%		$ 1,157,829,468

Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	40	09/15/2023	$8,872,033	$9,229,000	$356,967	$—

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$701,980,291	$—	$—	$701,980,291
Preferred Stocks	891,912	—	—	891,912
Asset-Backed Securities	—	23,115,258	—	23,115,258
Corporate Debt Securities	—	150,987,135	—	150,987,135
Foreign Government Obligations	—	4,180,013	—	4,180,013
Mortgage-Backed Securities	—	26,485,799	—	26,485,799
U.S. Government Agency Obligations	—	113,677,694	—	113,677,694
U.S. Government Obligations	—	115,222,113	—	115,222,113
Commercial Paper	—	83,496,621	—	83,496,621
Short-Term U.S. Government Obligations	—	11,008,159	—	11,008,159
Other Investment Company	618,800	—	—	618,800
Repurchase Agreement	—	21,132,897	—	21,132,897

Total Investments	$703,491,003	$549,305,689	$—	$1,252,796,692

Other Financial Instruments
Futures Contracts (J)	$356,967	$—	$—	$356,967

Total Other Financial Instruments	$356,967	$—	$—	$356,967

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $164,561,024, representing 14.2% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $606,065, collateralized by cash collateral of $618,800. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at July 31, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 14